Intangible Assets	6 Months Ended
Jan. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 8 – INTANGIBLE ASSETS

Net intangible assets consisted of the following:

	January 31, 2022	July 31, 2021
	unaudited
Financial and news platform	$56,250	$56,250
Software	320,000	320,000
Total	376,250	376,250
Less: accumulated amortization	(182,919)	(142,919)
Intangible assets	$193,331	$233,331

Amortization expense was $40,000 and $40,000 for the six months ended January 31, 2022 and 2021, respectively.